Offerings - Offering: 1	Jul. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	4,044,975
Proposed Maximum Offering Price per Unit	0.7978
Maximum Aggregate Offering Price	$ 3,227,081.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 445.66
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional shares of the Registrant's Common Stock, $0.001 par value per share ("Common Stock"), that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. (b) The proposed maximum offering price per share of $0.7978 is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and is based upon the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on July 24, 2026.